Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	ING INVESTORS TRUST
Central Index Key	0000837276
Amendment Flag	false
Document Creation Date	Jan 8, 2013
Document Effective Date	Jan 8, 2013
Prospectus Date	Apr 30, 2012

ING INVESTORS TRUST
ING Goldman Sachs Commodity Strategy Portfolio
(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated January 8, 2013
to the Portfolios’ Current Prospectuses
(each a “Prospectus” and collectively “Prospectuses”)
each dated April 30, 2012

ING Goldman Sachs Commodity Strategy Portfolio
On or about November 29, 2012, the Portfolio’s Board of Trustees (“Board”) approved the substitution of the Portfolio’s current investment adviser, Directed Services LLC (“DSL”), with its affiliate ING Investments, LLC (“ING Investments”) with no change to the Portfolio’s advisory fee or expense structure effective January 1, 2013. In addition, the Board similarly approved substituting DSL, the current investment adviser of the Portfolio’s wholly-owned Cayman Islands subsidiary (“Cayman Subsidiary”), with ING Investments with no change to the Cayman Subsidiary’s advisory fee or fee structure also effective January 1, 2013. Last, effective September 24, 2012, John Calvaruso was named as a co-portfolio manager to the Portfolio. Effective January 1, 2013, the Portfolio’s Prospectuses are hereby revised as follows:

2.   The first sentence of Footnote 2 to the table entitled “Annual Portfolio Operating Expenses” of each of the Portfolio’s Prospectuses is hereby deleted and replaced with the following:

Adviser Class:
The adviser is contractually obligated to limit expenses to 1.55% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Institutional Class:
The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Service Class:
The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	iit1_SupplementTextBlock	ING INVESTORS TRUST
ING Goldman Sachs Commodity Strategy Portfolio
(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated January 8, 2013
to the Portfolios’ Current Prospectuses
(each a “Prospectus” and collectively “Prospectuses”)
each dated April 30, 2012

ING Goldman Sachs Commodity Strategy Portfolio
On or about November 29, 2012, the Portfolio’s Board of Trustees (“Board”) approved the substitution of the Portfolio’s current investment adviser, Directed Services LLC (“DSL”), with its affiliate ING Investments, LLC (“ING Investments”) with no change to the Portfolio’s advisory fee or expense structure effective January 1, 2013. In addition, the Board similarly approved substituting DSL, the current investment adviser of the Portfolio’s wholly-owned Cayman Islands subsidiary (“Cayman Subsidiary”), with ING Investments with no change to the Cayman Subsidiary’s advisory fee or fee structure also effective January 1, 2013. Last, effective September 24, 2012, John Calvaruso was named as a co-portfolio manager to the Portfolio. Effective January 1, 2013, the Portfolio’s Prospectuses are hereby revised as follows:

2.   The first sentence of Footnote 2 to the table entitled “Annual Portfolio Operating Expenses” of each of the Portfolio’s Prospectuses is hereby deleted and replaced with the following:

Adviser Class:
The adviser is contractually obligated to limit expenses to 1.55% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Institutional Class:
The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Service Class:
The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ING Goldman Sachs Commodity Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	iit1_SupplementTextBlock	ING INVESTORS TRUST
ING Goldman Sachs Commodity Strategy Portfolio
(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated January 8, 2013
to the Portfolios’ Current Prospectuses
(each a “Prospectus” and collectively “Prospectuses”)
each dated April 30, 2012

ING Goldman Sachs Commodity Strategy Portfolio
On or about November 29, 2012, the Portfolio’s Board of Trustees (“Board”) approved the substitution of the Portfolio’s current investment adviser, Directed Services LLC (“DSL”), with its affiliate ING Investments, LLC (“ING Investments”) with no change to the Portfolio’s advisory fee or expense structure effective January 1, 2013. In addition, the Board similarly approved substituting DSL, the current investment adviser of the Portfolio’s wholly-owned Cayman Islands subsidiary (“Cayman Subsidiary”), with ING Investments with no change to the Cayman Subsidiary’s advisory fee or fee structure also effective January 1, 2013. Last, effective September 24, 2012, John Calvaruso was named as a co-portfolio manager to the Portfolio. Effective January 1, 2013, the Portfolio’s Prospectuses are hereby revised as follows:

2.   The first sentence of Footnote 2 to the table entitled “Annual Portfolio Operating Expenses” of each of the Portfolio’s Prospectuses is hereby deleted and replaced with the following:

Adviser Class:
The adviser is contractually obligated to limit expenses to 1.55% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Institutional Class:
The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Service Class:
The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 8, 2013